CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 17,735	$ 21,312
Interest bearing deposits with other banks	28,798	23,572
Cash and cash equivalents	46,533	44,884
Securities available-for-sale, at fair value	608,560	767,732
Securities held-to-maturity, at amortized cost (fair value 2016-$138,082, 2015-$110,935)	138,846	111,460
Restricted stock, at cost	14,993	7,608
Loans held for sale	23,976	268
Loans and leases:
Loans and leases	2,148,011	1,345,437
Allowance for loan and lease losses	(10,923)	(7,632)
Net loans and leases	2,137,088	1,337,805
Servicing assets, at fair value	21,091
Accrued interest receivable	6,866	5,319
Premises and equipment, net	102,074	115,174
Assets held for sale	14,748	2,259
Other real estate owned, net	16,570	26,715
Goodwill	51,975	25,688
Other intangible assets, net	19,826	22,326
Bank-owned life insurance	6,557	3,982
Deferred tax assets, net	67,760
Other assets	18,367	8,650
Total assets	3,295,830	2,479,870
Liabilities
Non-interest bearing demand deposits	724,457	626,396
Interest bearing deposits:
NOW, savings accounts, and money market accounts	989,421	994,283
Time deposits	776,516	559,945
Total deposits	2,490,394	2,180,624
Accrued interest payable	2,427	1,072
Line of credit	20,650
Federal Home Loan Bank advances	313,715	38,000
Securities sold under agreements to repurchase	17,249	12,659
Junior subordinated debentures issued to capital trusts, net	26,926	24,711
Accrued expenses and other liabilities	41,811	34,530
Total liabilities	2,913,172	2,291,596
Commitments and Contingent Liabilities (Note 17)
Stockholders' Equity
Preferred stock	25,441	15,003
Common stock, voting $.01 par value; 150,000,000 shares authorized at December 31, 2016 and 2015; 24,616,706 shares issued and outstanding at December 31, 2016; 17,332,772 shares issued and outstanding at December 31, 2015	311,994	193,729
Additional paid-in capital	1,558	1,045
Retained earnings (accumulated deficit)	50,933	(15,796)
Accumulated other comprehensive loss, net of tax	(7,268)	(5,707)
Total stockholders' equity	382,658	188,274
Total liabilities and stockholders' equity	$ 3,295,830	$ 2,479,870